JPMorgan TAX AWARE FUNDS

JPMorgan Tax Aware Large Cap Value Fund

(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated August 10, 2006,
to the Statement of Additional Information, dated February 28, 2006

On August 9, 2006, the Board of Trustees adopted a resolution to change the name of the “JPMorgan Tax Aware Large Cap Value Fund” to “JPMorgan Equity Income II Fund” effective September 15, 2006.

On the front cover of the Statement of Additional Information, the Fund’s name is changed to JPMorgan Equity Income II Fund and conforming changes are made throughout the Statement of Additional Information.

The following sections replace the information contained in the Statement of Additional Information, dated February 28, 2006, under the heading “Portfolio Managers’ Other Accounts Managed” with respect to Robert Jacob and Brian Green in the sections providing information about the JPMorgan Tax Aware Large Cap Value Fund:

PORTFOLIO MANAGERS

Other Accounts Managed (As of June 30, 2006)

The following tables show information regarding all of the other accounts managed by Jonathan K.L. Simon and Clare Hart, portfolio managers of the Equity Income II Fund, as of June 30, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Equity Income II Fund
Jonathan K.L. Simon	14	$12 billion	4	$1 billion	26	$3 billion
Clare Hart	2	$900 million	0	0	1	300 million

Performance Based Fee Advisory Accounts (As of June 30, 2006)

The following table shows information on the other accounts managed by Jonathan K.L. Simon and Clare Hart, portfolio managers of the Equity Income II Fund that have advisory fees wholly or partly based on performance, as of June 30, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Equity Income II Fund
Jonathan K.L. Simon	0	0	0	0	0	0
Clare Hart	0	0	0	0	0	0

SUP-TALCVSAI-806

Ownership of Securities

Mr. Simon owns $0 of the Equity Income II Fund.

Ms. Hart owns $0 of the Equity Income II Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE SAI FOR FUTURE REFERENCE